Deferred Purchase Consideration (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Deferred Purchase Consideration
Description	March 31, 2020	December 31, 2019
Principal Outstanding
Promissory note due to non-related parties	$1,802,384	$2,745,811
Additional earnout earned	—	336,810
Settled by the issuance of common shares	(505,090)	(616,387)
Repayment in cash	(138,876)	(607,555)
Foreign exchange movements	(21,544)	(56,295)
	1,136,872	1,802,384
Present value discount on future payments
Present value discount	(120,104)	(242,089)
Amortization	32,528	117,192
Foreign exchange movements	2,093	4,793
	(85,483)	(120,104)
Deferred purchase consideration, net	$1,051,389	$1,682,280

Description	December 31, 2019
Principal Outstanding
Promissory note due to non-related parties	$2,745,811
Additional earnout earned	336,810
Settled by the issuance of common shares	(616,387)
Repayment in cash	(607,555)
Foreign exchange movements	(56,295)
1,802,384
Present value discount on future payments
Present value discount	(242,089)
Amortization	117,192
Foreign exchange movements	4,793
(120,104)
Deferred purchase consideration, net	$1,682,280

Disclosed as follows:
Current liability	$1,619,349
Long term liability	62,931
Deferred purchase consideration, net	$1,682,280